Other Long Term Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Deferred credit	$ 20,788	$ 20,788
Other income tax payable	2,082	3,321
Severance accruals	4,084	3,299
Other non-current non-financial liabilities	$ 26,954	$ 27,408
Number of shares issuable upon conversion of convertible debenture (shares)	363,854